UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Emerging Asia Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	14	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,347.70	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,346.40	$ 10.18
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,342.40	$ 13.07
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23

Semiannual Report	4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,342.70	$ 13.07
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,348.30	$ 7.28
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Samsung Electronics Co. Ltd.	5.6	6.7
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8	2.3
Kookmin Bank	1.7	2.2
Hyundai Motor Co. Series 2	1.7	2.8
POSCO	1.7	0.0
China Mobile (Hong Kong) Ltd.	1.6	0.0
Shin Kong Financial Holding Co. Ltd.	1.3	0.0
NHN Corp.	1.3	0.9
Samsung Corp.	1.3	0.0
IOI Corp. BHD	1.2	0.9
	19.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	22.7	22.1
Financials	18.1	18.4
Industrials	14.2	15.0
Consumer Discretionary	12.2	10.3
Materials	7.7	1.7

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 90.8%
	Shares	Value (Note 1)

Australia – 0.7%
Biota Holdings Ltd. (a)	350,000	$ 444,015
Dyno Nobel Ltd.	220,700	439,255
Healthscope Ltd.	14,400	47,803
TOTAL AUSTRALIA		931,073

Bermuda – 1.5%
Ports Design Ltd.	414,000	654,109
Sinochem Hong Kong Holding Ltd.	3,000,000	1,276,876
TOTAL BERMUDA		1,930,985

Cayman Islands – 1.1%
Beauty China Holdings Ltd.	248,000	123,933
China Rare Earth Holdings Ltd.	3,000,000	677,131
Himax Technologies, Inc. sponsored ADR	32,800	291,920
Silicon Motion Technology Corp. sponsored ADR	25,700	382,416
TOTAL CAYMAN ISLANDS		1,475,400

China – 17.4%
Air China Ltd. (H Shares)	2,200,000	915,094
Angang New Steel Co. Ltd. (H Shares)	1,500,000	1,305,896
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	511,576
Baidu.com, Inc. sponsored ADR (d)	7,800	452,088
BYD Co. Ltd. (H Shares)	250,000	504,624
Century Sunshine Ecological Technology Holdings Ltd.	656,000	393,433
China Construction Bank Corp. (H Shares)	1,561,000	674,468
China Cosco Holdings Co. Ltd. (H Shares)	1,300,000	674,874
China International Marine Containers Co. Ltd. (B Shares)	780,600	1,057,137
China Life Insurance Co. Ltd. (H Shares)	800,000	1,078,251
China Oilfield Services Ltd. (H Shares)	2,000,000	1,102,756
China Petroleum & Chemical Corp. (H Shares)	2,300,000	1,478,899
China Shenhua Energy Co. Ltd. (H Shares)	500,000	906,066
Chongqing Changan Automobile Co. Ltd. (B Shares)	1,900,000	1,070,899
Dalian Port (PDA) Co. Ltd. (H Shares)	835,000	465,786
Dazhong Transport Group Co. Ltd. (B Shares)	800,000	435,200
Focus Media Holding Ltd. ADR	10,000	603,900
Golden Eagle Retail Group Ltd. (H Shares)	556,000	310,152
Hunan Non-Ferrous Metals Corp. Ltd. (H Shares)	2,052,000	853,533
Lianhua Supermarket Holdings Co. (H Shares)	509,000	594,128
PetroChina Co. Ltd. (H Shares)	1,228,000	1,380,272
PICC Property & Casualty Co. Ltd. (H Shares)	1,544,000	562,573
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	318,000	875,666
Shanghai Pudong Development Bank Co., Ltd. warrants (UBS
Warrant Programme) 1/17/07 (a)	162,269	219,895
See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

China – continued
Shenzhou International Group Holdings Ltd.	1,868,000	$ 807,114
Sina Corp. (a)	30,000	793,500
Weichai Power Co. Ltd. (H Shares)	343,000	809,578
Weifu High-Technology Co. Ltd. (B Shares)	600,000	497,595
Yantai Changyu Pioneer Wine Co. (B Shares)	104,800	345,896
Yanzhou Coal Mining Co. Ltd. (H Shares)	600,000	510,750
ZTE Corp. (H Shares)	83,400	285,053
TOTAL CHINA		22,476,652

Hong Kong – 9.5%
Automated Systems Holdings Ltd.	600,000	147,034
Bank of East Asia Ltd.	170,000	710,407
Cheung Kong Holdings Ltd.	50,000	563,309
China Mobile (Hong Kong) Ltd.	350,000	2,020,200
China Unicom Ltd.	600,000	523,800
CNOOC Ltd.	838,500	675,922
Denway Motors Ltd.	900,000	362,749
Dynasty Fine Wines Group Ltd.	1,346,000	533,831
Esprit Holdings Ltd.	199,500	1,592,748
Hang Seng Bank Ltd.	30,000	388,480
Henderson Investment Ltd.	121,000	212,245
Hong Kong & China Gas Co. Ltd.	319,000	761,160
Hong Kong & Shanghai Hotels Ltd.	174,000	201,979
Hopewell Holdings Ltd.	99,000	288,574
Hutchison Whampoa Ltd.	77,000	755,769
JCG Holdings Ltd.	60,000	50,301
Shanghai Industrial Holdings Ltd. Class H	170,000	366,167
Sun Hung Kai Properties Ltd.	15,000	171,411
Vtech Holdings Ltd.	207,000	983,833
Wing Hang Bank Ltd.	100,000	927,347
TOTAL HONG KONG		12,237,266

India – 5.3%
Aditya Birla Nuvo Ltd.	20,000	380,668
Bank of Baroda	82,710	423,092
Bharti Televentures Ltd. (a)	50,000	466,091
Cipla Ltd.	125,000	708,797
Educomp Solutions Ltd.	108,160	924,539
Gateway Distriparks Ltd.	23,276	125,711
Gujarat State Petronet Ltd.	4,064	3,317
Hindustan Construction Co. Ltd. GDR (a)	72,290	281,931
IL&FS Investsmart Ltd.	63,876	284,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

India – continued
ITC Ltd.	141,450	$ 632,902
IVRCL Infrastructures & Projects Ltd.	65,000	417,723
Max India Ltd. (a)	22,250	422,304
Punjab National Bank	26,984	262,736
Royal Orchid Hotels Ltd.	92,311	388,570
State Bank of India	45,830	1,033,298
Zen Technologies Ltd.	30,000	91,637
TOTAL INDIA		6,847,486

Indonesia – 1.9%
PT Bank Central Asia Tbk	900,000	448,206
PT Mitra Adiperkasa Tbk	2,913,500	361,492
PT Panin Life Tbk	27,000,000	676,150
PT Semen Gresik Tbk	168,500	525,542
PT Telkomunikasi Indonesia Tbk Series B	513,500	441,310
TOTAL INDONESIA		2,452,700

Korea (South) – 20.7%
CDNetworks Co. Ltd.	21,355	744,929
Doosan Heavy Industries & Construction Co. Ltd.	16,000	579,335
G2R, Inc.	23,020	381,979
GwangJu Shinsegae Co. Ltd.	4,000	640,407
Hyundai Department Store Co. Ltd.	4,000	383,820
Hyundai Engineering & Construction Co. Ltd. (a)	13,000	809,097
Hyundai Mipo Dockyard Co. Ltd.	8,680	813,563
Kookmin Bank	25,140	2,252,378
Korean Reinsurance Co.	86,000	1,030,377
LG Card Co. Ltd. (a)	9,000	481,896
LG Electronics, Inc.	1,850	153,194
LG Household & Health Care Ltd.	10,000	798,389
LG.Philips LCD Co. Ltd. (a)	17,170	722,737
NHN Corp. (a)	4,773	1,695,335
Orion Corp.	2,500	654,721
POSCO	7,840	2,186,206
S.M. Entertainment Co. Ltd.	35,635	379,719
Samsung Corp.	52,790	1,645,577
Samsung Electronics Co. Ltd.	10,497	7,167,547
Shinhan Financial Group Co. Ltd.	16,960	845,168
Shinsegae Co. Ltd.	1,720	840,715
Taewoong Co. Ltd.	40,000	871,548
YBM Sisa.com, Inc.	22,000	613,476
TOTAL KOREA (SOUTH)		26,692,113

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Malaysia – 3.8%
AMMB Holdings BHD	1,000,000	$ 786,207
Bumiputra-Commerce Holdings BHD	500,000	868,966
IOI Corp. BHD	412,100	1,614,295
Malakoff BHD	340,000	919,172
PhileoAllied BHD	500,000	620,690
Tenaga Nasional BHD	44,000	103,779
TOTAL MALAYSIA		4,913,109

Philippines – 1.5%
Banco de Oro Universal Bank	300,000	205,936
Manila Water Co., Inc.	3,500,000	439,911
Philippine Long Distance Telephone Co.	18,580	734,721
San Miguel Corp. Class B	314,000	485,739
TOTAL PHILIPPINES		1,866,307

Singapore – 5.3%
CapitaLand Ltd.	72,000	223,171
Chartered Semiconductor Manufacturing Ltd. (a)	321,000	363,692
DBS Group Holdings Ltd.	52,000	585,508
GES International Ltd.	1,200,000	751,494
HTL International Holdings Ltd.	323,750	268,281
Keppel Corp. Ltd.	55,000	532,309
Parkway Holdings Ltd.	653,000	1,078,110
Petra Foods Ltd.	223,000	196,078
SembCorp Industries Ltd.	300,000	683,177
Sembcorp Marine Ltd.	250,000	483,917
Shanghai Asia Holdings Ltd.	340,000	40,864
SIA Engineering Co. Ltd.	261,000	564,646
Singapore Post Ltd.	1,100,000	786,286
United Overseas Bank Ltd.	28,000	288,705
United Overseas Land Ltd.	2,800	5,420
TOTAL SINGAPORE		6,851,658

Taiwan – 17.6%
Acer, Inc.	113,520	219,881
Advantech Co. Ltd.	98,312	269,614
Ambassador Hotel	170,000	189,149
AU Optronics Corp.	850,000	1,393,312
Cathay Financial Holding Co. Ltd.	219,000	490,770
Chi Mei Optoelectronics Corp.	400,000	568,545
China Steel Corp.	1,000,000	976,305
Chinatrust Financial Holding Co. Ltd.	285	234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

Taiwan continued
Chinatrust Financial Holding Co. Ltd.:
warrants (UBS Warrant Programme) 10/27/06 (a)	600,000	$ 492,697
warrants (UBS Warrant Programme) 8/9/08 (a)	227,000	186,386
Chunghwa Telecom Co. Ltd.	220,000	422,679
Chunghwa Telecom Co. Ltd. sponsored ADR	20,000	412,000
Delta Electronics, Inc.	400,000	1,246,161
EVA Airways Corp.	2,117,592	866,125
Formosa International Hotel Corp.	300,000	729,643
High Tech Computer Corp.	23,000	735,285
Hotai Motor Co. Ltd.	250,000	565,724
Kinik Co.	92,000	374,851
MediaTek, Inc.	120,000	1,400,990
Motech Industries, Inc.	25,965	720,210
Novatek Microelectronics Corp.	126,449	753,003
Powerchip Semiconductor Corp.	875,931	603,977
Shin Kong Financial Holding Co. Ltd.	1,600,000	1,705,008
Sino-American Silicon Prds, Inc.	89,144	253,412
Springsoft, Inc.	302,179	481,122
Taiwan Cement Corp.	1,035,000	810,976
Taiwan Secom Co.	400,000	664,452
Taiwan Semiconductor Manufacturing Co. Ltd.	877,797	1,873,565
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,619	488,567
United Microelectronics Corp.	376,093	261,683
United Microelectronics Corp. sponsored ADR (d)	87,754	330,833
Wistron Corp. (a)	505,000	658,434
Yageo Corp. (a)	908,000	392,729
Yuanta Core Pacific Securities Co. Ltd.	1,492,294	1,141,227
TOTAL TAIWAN		22,679,549

Thailand – 3.9%
ACL Bank PCL:
NVDR (a)	982,200	136,090
(For. Reg.) (a)	1,017,800	141,022
Bangkok Bank Ltd. PCL (For. Reg.)	109,400	346,885
Bumrungrad Hospital PCL:
NVDR	71,800	70,308
(For. Reg.)	696,900	689,240
Central Pattana PCL (For. Reg.)	1,249,600	659,261
Glow Energy PCL (For. Reg.)	800,000	692,779
Home Product Center PCL (For. Reg.)	1,491,100	395,322
Krung Thai Bank Public Co. Ltd.	526,100	172,423
Land & House PCL NVDR	2,239,200	504,163

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Thailand – continued
Minor International PCL:
(For. Reg.)	1,927,189	$ 595,667
(For. Reg.) warrants 3/29/08 (a)	192,719	28,756
Robinson Department Store PCL (For. Reg.) (a)	691,600	202,707
True Corp. PCL (a)	1,400,000	367,439
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		5,002,062

United Kingdom – 0.6%
HSBC Holdings PLC (Hong Kong) (Reg.)	46,176	800,507
TOTAL COMMON STOCKS
(Cost $89,389,512)		117,156,867

Nonconvertible Preferred Stocks 2.9%

Korea (South) 2.9%
Hyundai Motor Co. Series 2	37,490	2,218,038
Samsung Electronics Co. Ltd.	2,900	1,571,224
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,179,511)		3,789,262

Money Market Funds 8.1%

Fidelity Cash Central Fund, 4.8% (b)	9,692,186	9,692,186
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	701,800	701,800
TOTAL MONEY MARKET FUNDS
(Cost $10,393,986)		10,393,986

TOTAL INVESTMENT PORTFOLIO 101.8%
(Cost $101,963,009)		131,340,115

NET OTHER ASSETS – (1.8)%		(2,290,694)
NET ASSETS 100%		$ 129,049,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 109,352
Fidelity Securities Lending Cash Central Fund	19,695
Total	$ 129,047

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $678,389) See accompanying schedule:
Unaffiliated issuers (cost $91,569,023)	$ 120,946,129
Affiliated Central Funds (cost $10,393,986)	10,393,986
Total Investments (cost $101,963,009)		$ 131,340,115
Foreign currency held at value (cost $320,904)		320,171
Receivable for investments sold		885,854
Receivable for fund shares sold		839,234
Dividends receivable		182,557
Interest receivable		24,797
Prepaid expenses		187
Receivable from investment adviser for expense
reductions		33,028
Other affiliated receivables		132
Other receivables		305,691
Total assets		133,931,766

Liabilities
Payable for investments purchased	$ 3,757,282
Payable for fund shares redeemed	159,721
Accrued management fee	73,271
Distribution fees payable	58,966
Other affiliated payables	35,302
Other payables and accrued expenses	96,003
Collateral on securities loaned, at value	701,800
Total liabilities		4,882,345

Net Assets		$ 129,049,421
Net Assets consist of:
Paid in capital		$ 93,572,410
Accumulated net investment loss		(148,740)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		6,247,791
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		29,377,960
Net Assets		$ 129,049,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($50,505,659 ÷ 2,300,938 shares)	$ 21.95

Maximum offering price per share (100/94.25 of $21.95)	$ 23.29
Class T:
Net Asset Value and redemption price per share
($24,518,629 ÷ 1,133,242 shares)	$ 21.64

Maximum offering price per share (100/96.50 of $21.64)	$ 22.42
Class B:
Net Asset Value and offering price per share
($19,388,976 ÷ 923,508 shares)A	$ 20.99

Class C:
Net Asset Value and offering price per share
($30,024,849 ÷ 1,432,448 shares)A	$ 20.96

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,611,308 ÷ 207,044 shares)	$ 22.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 726,534
Interest		279
Income from affiliated Central Funds		129,047
		855,860
Less foreign taxes withheld		(64,467)
Total income		791,393

Expenses
Management fee	$ 358,978
Transfer agent fees	163,310
Distribution fees	278,988
Accounting and security lending fees	27,580
Independent trustees’ compensation	183
Custodian fees and expenses	131,414
Registration fees	52,355
Audit	62,876
Legal	303
Miscellaneous	299
Total expenses before reductions	1,076,286
Expense reductions	(239,682)	836,604

Net investment income (loss)		(45,211)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,746,432
Foreign currency transactions	(29,805)
Total net realized gain (loss)		6,716,627
Change in net unrealized appreciation (depreciation) on:
Investment securities	21,862,361
Assets and liabilities in foreign currencies	1,199
Total change in net unrealized appreciation
(depreciation)		21,863,560
Net gain (loss)		28,580,187
Net increase (decrease) in net assets resulting from
operations		$ 28,534,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (45,211)	$ 458,780
Net realized gain (loss)	6,716,627	6,276,021
Change in net unrealized appreciation (depreciation) .	21,863,560	4,748,813
Net increase (decrease) in net assets resulting
from operations	28,534,976	11,483,614
Distributions to shareholders from net investment income .	(546,550)	—
Distributions to shareholders from net realized gain	(6,267,587)	(154,881)
Total distributions	(6,814,137)	(154,881)
Share transactions - net increase (decrease)	32,860,799	20,346,589
Redemption fees	25,090	10,434
Total increase (decrease) in net assets	54,606,728	31,685,756

Net Assets
Beginning of period	74,442,693	42,756,937
End of period (including accumulated net investment
loss of $148,740 and undistributed net investment
income of $458,779, respectively)	$ 129,049,421	$ 74,442,693

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15	$ 12.29
Income from Invest
ment Operations
Net investment income
(loss)E	.02	.18	.03	.07	(.02)	(.03)
Net realized and unre
alized gain (loss)	5.78	3.61	1.00H	3.11	.76	(3.11)
Total from investment
operations	5.80	3.79	1.03	3.18	.74	(3.14)
Distributions from net
investment income	(.16)	—	(.15)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.55)	(.05)	(.15)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 21.95	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15
Total ReturnB,C,D	34.77%	27.23%	8.01%H	32.15%	8.09%	(25.55)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.81%A	1.90%	2.24%	2.81%	2.56%	2.56%
Expenses net of fee
waivers, if any	1.50%A	1.61%	2.00%	2.02%	2.00%	2.00%
Expenses net of all
reductions	1.37%A	1.55%	1.99%	2.02%	1.98%	1.97%
Net investment income
(loss)	22%A	1.08%	.21%	.70%	(.17)%	(.26)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$50,506	$30,782	$21,099	$24,161	$18,314	$18,151
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09	$ 12.25
Income from Invest
ment Operations
Net investment income
(loss)E	—G	.14	—G	.05	(.05)	(.06)
Net realized and unre
alized gain (loss)	5.70	3.56	.99H	3.06	.77	(3.10)
Total from investment
operations	5.70	3.70	.99	3.11	.72	(3.16)
Distributions from net
investment income	(.12)	—	(.12)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.51)	(.05)	(.12)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 21.64	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09
Total ReturnB,C,D	34.64%	26.89%	7.78%H	31.70%	7.92%	(25.80)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.18%A	2.27%	2.76%	3.43%	3.16%	3.41%
Expenses net of fee
waivers, if any	1.75%A	1.84%	2.25%	2.27%	2.25%	2.25%
Expenses net of all
reductions	1.62%A	1.79%	2.24%	2.26%	2.23%	2.22%
Net investment income
(loss)	(.03)%A	.85%	(.04)%	.45%	(.42)%	(.51)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$24,519	$14,074	$ 7,658	$ 4,982	$ 4,347	$ 2,842
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97	$ 12.15
Income from Invest
ment Operations
Net investment income
(loss)E	(.05)	.06	(.07)	(.01)	(.10)	(.11)
Net realized and unre
alized gain (loss)	5.53	3.47	.96H	3.02	.76	(3.07)
Total from investment
operations	5.48	3.53	.89	3.01	.66	(3.18)
Distributions from net
investment income	(.04)	—	(.08)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.43)	(.05)	(.08)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 20.99	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97
Total ReturnB,C,D	34.24%	26.31%	7.14%H	31.26%	7.36%	(26.17)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.68%A	2.75%	3.19%	3.87%	3.63%	3.66%
Expenses net of fee
waivers, if any	2.25%A	2.35%	2.75%	2.77%	2.75%	2.75%
Expenses net of all
reductions	2.12%A	2.29%	2.74%	2.77%	2.73%	2.72%
Net investment income
(loss)	(.53)%A	.34%	(.54)%	(.05)%	(.92)%	(1.01)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$19,389	$11,504	$ 7,065	$ 5,157	$ 2,787	$ 2,466
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98	$ 12.16
Income from Invest
ment Operations
Net investment income
(loss)E	(.05)	.06	(.07)	(.01)	(.10)	(.11)
Net realized and unre
alized gain (loss)	5.53	3.47	.96H	3.02	.76	(3.07)
Total from investment
operations	5.48	3.53	.89	3.01	.66	(3.18)
Distributions from net
investment income	(.07)	—	(.09)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.46)	(.05)	(.09)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 20.96	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98
Total ReturnB,C,D	34.27%	26.31%	7.14%H	31.22%	7.35%	(26.15)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.57%A	2.67%	3.02%	3.70%	3.53%	3.52%
Expenses net of fee
waivers, if any	2.25%A	2.34%	2.75%	2.77%	2.75%	2.75%
Expenses net of all
reductions	2.12%A	2.28%	2.74%	2.76%	2.73%	2.72%
Net investment income
(loss)	(.54)%A	.35%	(.54)%	(.05)%	(.92)%	(1.01)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$30,025	$13,291	$ 6,484	$ 4,581	$ 2,220	$ 1,263
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21	$ 12.34
Income from Invest
ment Operations
Net investment income
(loss)D	.05	.24	.06	.10	.01	—
Net realized and unre
alized gain (loss)	5.85	3.65	1.01G	3.13	.75	(3.13)
Total from investment
operations	5.90	3.89	1.07	3.23	.76	(3.13)
Distributions from net
investment income	(.21)	—	(.15)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.60)	(.05)	(.15)	—	—	—
Redemption fees added
to paid in capitalD	—F	—F	.01	—	—	—
Net asset value, end of
period	$ 22.27	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21
Total ReturnB,C	34.83%	27.61%	8.24%G	32.40%	8.25%	(25.36)%
Ratios to Average Net AssetsE
Expenses before
reductions	1.47%A	1.52%	2.11%	2.55%	2.18%	2.20%
Expenses net of fee
waivers, if any	1.25%A	1.29%	1.75%	1.77%	1.75%	1.75%
Expenses net of all
reductions	1.12%A	1.24%	1.74%	1.77%	1.73%	1.72%
Net investment income
(loss)	.46%A	1.40%	.46%	.94%	.08%	(.01)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$ 4,611	$ 4,791	$ 452	$ 1,538	$ 674	$ 658
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from broker age service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of
$.51. Excluding this benefit, the total return would have been 4.41% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regula tory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

24

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

On September 27, 2004, the fund received a final and favorable ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The favorable ruling entitled the fund to a refund of capital gains taxes paid in prior years and exempts the fund from taxes on future realized gains. The total benefit to the fund resulting from the ruling was US $1,547,115, and the per share and total return impacts are disclosed on the Financial Highlights. A receivable balance of $270,638 for the tax refund is reflected in “Other Receivables” on the Statement of Assets and Liabilities.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,684,325
Unrealized depreciation	(1,323,250)
Net unrealized appreciation (depreciation)	$ 29,361,075
Cost for federal income tax purposes	$ 101,979,040

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $60,943,768 and $34,337,504, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Semiannual Report

26

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 50,849	$ 4,160
Class T	.25%	.25%	47,529	364
Class B	.75%	.25%	76,280	57,351
Class C	.75%	.25%	104,330	51,738
			$ 278,988	$ 113,613

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 58,733
Class T	11,717
Class B*	15,282
Class C*	1,174
$ 86,906

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 58,928	.29*
Class T	38,532	.41*
Class B	30,716	.40*
Class C	30,770	.30*
Institutional Class	4,364	.20*
	$ 163,310

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $90 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

28

6. Security Lending continued

determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $19,695.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$ 63,705
Class T	1.75%	40,811
Class B	2.25%	32,725
Class C	2.25%	33,118
Institutional Class	1.25%	4,775
		$ 175,134

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $64,351 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $196. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Institutional Class	$ 1

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 295,895	$ —
Class T	104,293	—
Class B	29,832	—
Class C	61,147	—
Institutional Class	55,383	—
Total	$ 546,550	$ —
From net realized gain
Class A	$ 2,523,276	$ 75,153
Class T	1,169,089	27,877
Class B	987,315	25,998
Class C	1,214,208	24,310
Institutional Class	373,699	1,543
Total	$ 6,267,587	$ 154,881

Semiannual Report

30

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	824,669	518,720	$ 16,373,234	$ 9,010,497
Reinvestment of
distributions	116,289	3,450	2,081,564	49,821
Shares redeemed	(378,812)	(294,932)	(7,546,579)	(4,849,332)
Net increase (decrease)	562,146	227,238	$ 10,908,219	$ 4,210,986
Class T
Shares sold	316,172	415,914	$ 6,189,765	$ 7,007,372
Reinvestment of
distributions	70,928	1,927	1,252,594	27,491
Shares redeemed	(60,256)	(166,466)	(1,171,558)	(2,751,962)
Net increase (decrease)	326,844	251,375	$ 6,270,801	$ 4,282,901
Class B
Shares sold	278,979	286,104	$ 5,322,633	$ 4,680,793
Reinvestment of
distributions	53,748	1,678	922,851	23,339
Shares redeemed	(88,352)	(133,436)	(1,687,865)	(2,146,830)
Net increase (decrease)	244,375	154,346	$ 4,557,619	$ 2,557,302
Class C
Shares sold	690,400	436,813	$ 13,101,530	$ 7,256,680
Reinvestment of
distributions	61,905	1,423	1,061,055	19,794
Shares redeemed	(104,258)	(135,427)	(1,972,723)	(2,135,513)
Net increase (decrease)	648,047	302,809	$ 12,189,862	$ 5,140,961
Institutional Class
Shares sold	111,691	257,830	$ 2,312,816	$ 4,557,639
Reinvestment of
distributions	19,744	24	358,348	347
Shares redeemed	(191,017)	(23,195)	(3,736,866)	(403,547)
Net increase (decrease)	(59,582)	234,659	$ (1,065,702)	$ 4,154,439

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Emerging Asia Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

33 Semiannual Report

Semiannual Report

34

35 Semiannual Report

Semiannual Report

36

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

AEA USAN-0606 1.784873.103

Fidelity® Advisor Emerging Asia Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	14	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,347.70	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,346.40	$ 10.18
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,342.40	$ 13.07
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23

Semiannual Report	4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,342.70	$ 13.07
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,348.30	$ 7.28
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Samsung Electronics Co. Ltd.	5.6	6.7
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8	2.3
Kookmin Bank	1.7	2.2
Hyundai Motor Co. Series 2	1.7	2.8
POSCO	1.7	0.0
China Mobile (Hong Kong) Ltd.	1.6	0.0
Shin Kong Financial Holding Co. Ltd.	1.3	0.0
NHN Corp.	1.3	0.9
Samsung Corp.	1.3	0.0
IOI Corp. BHD	1.2	0.9
	19.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	22.7	22.1
Financials	18.1	18.4
Industrials	14.2	15.0
Consumer Discretionary	12.2	10.3
Materials	7.7	1.7

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 90.8%
	Shares	Value (Note 1)

Australia – 0.7%
Biota Holdings Ltd. (a)	350,000	$ 444,015
Dyno Nobel Ltd.	220,700	439,255
Healthscope Ltd.	14,400	47,803
TOTAL AUSTRALIA		931,073

Bermuda – 1.5%
Ports Design Ltd.	414,000	654,109
Sinochem Hong Kong Holding Ltd.	3,000,000	1,276,876
TOTAL BERMUDA		1,930,985

Cayman Islands – 1.1%
Beauty China Holdings Ltd.	248,000	123,933
China Rare Earth Holdings Ltd.	3,000,000	677,131
Himax Technologies, Inc. sponsored ADR	32,800	291,920
Silicon Motion Technology Corp. sponsored ADR	25,700	382,416
TOTAL CAYMAN ISLANDS		1,475,400

China – 17.4%
Air China Ltd. (H Shares)	2,200,000	915,094
Angang New Steel Co. Ltd. (H Shares)	1,500,000	1,305,896
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	511,576
Baidu.com, Inc. sponsored ADR (d)	7,800	452,088
BYD Co. Ltd. (H Shares)	250,000	504,624
Century Sunshine Ecological Technology Holdings Ltd.	656,000	393,433
China Construction Bank Corp. (H Shares)	1,561,000	674,468
China Cosco Holdings Co. Ltd. (H Shares)	1,300,000	674,874
China International Marine Containers Co. Ltd. (B Shares)	780,600	1,057,137
China Life Insurance Co. Ltd. (H Shares)	800,000	1,078,251
China Oilfield Services Ltd. (H Shares)	2,000,000	1,102,756
China Petroleum & Chemical Corp. (H Shares)	2,300,000	1,478,899
China Shenhua Energy Co. Ltd. (H Shares)	500,000	906,066
Chongqing Changan Automobile Co. Ltd. (B Shares)	1,900,000	1,070,899
Dalian Port (PDA) Co. Ltd. (H Shares)	835,000	465,786
Dazhong Transport Group Co. Ltd. (B Shares)	800,000	435,200
Focus Media Holding Ltd. ADR	10,000	603,900
Golden Eagle Retail Group Ltd. (H Shares)	556,000	310,152
Hunan Non-Ferrous Metals Corp. Ltd. (H Shares)	2,052,000	853,533
Lianhua Supermarket Holdings Co. (H Shares)	509,000	594,128
PetroChina Co. Ltd. (H Shares)	1,228,000	1,380,272
PICC Property & Casualty Co. Ltd. (H Shares)	1,544,000	562,573
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	318,000	875,666
Shanghai Pudong Development Bank Co., Ltd. warrants (UBS
Warrant Programme) 1/17/07 (a)	162,269	219,895
See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

China – continued
Shenzhou International Group Holdings Ltd.	1,868,000	$ 807,114
Sina Corp. (a)	30,000	793,500
Weichai Power Co. Ltd. (H Shares)	343,000	809,578
Weifu High-Technology Co. Ltd. (B Shares)	600,000	497,595
Yantai Changyu Pioneer Wine Co. (B Shares)	104,800	345,896
Yanzhou Coal Mining Co. Ltd. (H Shares)	600,000	510,750
ZTE Corp. (H Shares)	83,400	285,053
TOTAL CHINA		22,476,652

Hong Kong – 9.5%
Automated Systems Holdings Ltd.	600,000	147,034
Bank of East Asia Ltd.	170,000	710,407
Cheung Kong Holdings Ltd.	50,000	563,309
China Mobile (Hong Kong) Ltd.	350,000	2,020,200
China Unicom Ltd.	600,000	523,800
CNOOC Ltd.	838,500	675,922
Denway Motors Ltd.	900,000	362,749
Dynasty Fine Wines Group Ltd.	1,346,000	533,831
Esprit Holdings Ltd.	199,500	1,592,748
Hang Seng Bank Ltd.	30,000	388,480
Henderson Investment Ltd.	121,000	212,245
Hong Kong & China Gas Co. Ltd.	319,000	761,160
Hong Kong & Shanghai Hotels Ltd.	174,000	201,979
Hopewell Holdings Ltd.	99,000	288,574
Hutchison Whampoa Ltd.	77,000	755,769
JCG Holdings Ltd.	60,000	50,301
Shanghai Industrial Holdings Ltd. Class H	170,000	366,167
Sun Hung Kai Properties Ltd.	15,000	171,411
Vtech Holdings Ltd.	207,000	983,833
Wing Hang Bank Ltd.	100,000	927,347
TOTAL HONG KONG		12,237,266

India – 5.3%
Aditya Birla Nuvo Ltd.	20,000	380,668
Bank of Baroda	82,710	423,092
Bharti Televentures Ltd. (a)	50,000	466,091
Cipla Ltd.	125,000	708,797
Educomp Solutions Ltd.	108,160	924,539
Gateway Distriparks Ltd.	23,276	125,711
Gujarat State Petronet Ltd.	4,064	3,317
Hindustan Construction Co. Ltd. GDR (a)	72,290	281,931
IL&FS Investsmart Ltd.	63,876	284,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

India – continued
ITC Ltd.	141,450	$ 632,902
IVRCL Infrastructures & Projects Ltd.	65,000	417,723
Max India Ltd. (a)	22,250	422,304
Punjab National Bank	26,984	262,736
Royal Orchid Hotels Ltd.	92,311	388,570
State Bank of India	45,830	1,033,298
Zen Technologies Ltd.	30,000	91,637
TOTAL INDIA		6,847,486

Indonesia – 1.9%
PT Bank Central Asia Tbk	900,000	448,206
PT Mitra Adiperkasa Tbk	2,913,500	361,492
PT Panin Life Tbk	27,000,000	676,150
PT Semen Gresik Tbk	168,500	525,542
PT Telkomunikasi Indonesia Tbk Series B	513,500	441,310
TOTAL INDONESIA		2,452,700

Korea (South) – 20.7%
CDNetworks Co. Ltd.	21,355	744,929
Doosan Heavy Industries & Construction Co. Ltd.	16,000	579,335
G2R, Inc.	23,020	381,979
GwangJu Shinsegae Co. Ltd.	4,000	640,407
Hyundai Department Store Co. Ltd.	4,000	383,820
Hyundai Engineering & Construction Co. Ltd. (a)	13,000	809,097
Hyundai Mipo Dockyard Co. Ltd.	8,680	813,563
Kookmin Bank	25,140	2,252,378
Korean Reinsurance Co.	86,000	1,030,377
LG Card Co. Ltd. (a)	9,000	481,896
LG Electronics, Inc.	1,850	153,194
LG Household & Health Care Ltd.	10,000	798,389
LG.Philips LCD Co. Ltd. (a)	17,170	722,737
NHN Corp. (a)	4,773	1,695,335
Orion Corp.	2,500	654,721
POSCO	7,840	2,186,206
S.M. Entertainment Co. Ltd.	35,635	379,719
Samsung Corp.	52,790	1,645,577
Samsung Electronics Co. Ltd.	10,497	7,167,547
Shinhan Financial Group Co. Ltd.	16,960	845,168
Shinsegae Co. Ltd.	1,720	840,715
Taewoong Co. Ltd.	40,000	871,548
YBM Sisa.com, Inc.	22,000	613,476
TOTAL KOREA (SOUTH)		26,692,113

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Malaysia – 3.8%
AMMB Holdings BHD	1,000,000	$ 786,207
Bumiputra-Commerce Holdings BHD	500,000	868,966
IOI Corp. BHD	412,100	1,614,295
Malakoff BHD	340,000	919,172
PhileoAllied BHD	500,000	620,690
Tenaga Nasional BHD	44,000	103,779
TOTAL MALAYSIA		4,913,109

Philippines – 1.5%
Banco de Oro Universal Bank	300,000	205,936
Manila Water Co., Inc.	3,500,000	439,911
Philippine Long Distance Telephone Co.	18,580	734,721
San Miguel Corp. Class B	314,000	485,739
TOTAL PHILIPPINES		1,866,307

Singapore – 5.3%
CapitaLand Ltd.	72,000	223,171
Chartered Semiconductor Manufacturing Ltd. (a)	321,000	363,692
DBS Group Holdings Ltd.	52,000	585,508
GES International Ltd.	1,200,000	751,494
HTL International Holdings Ltd.	323,750	268,281
Keppel Corp. Ltd.	55,000	532,309
Parkway Holdings Ltd.	653,000	1,078,110
Petra Foods Ltd.	223,000	196,078
SembCorp Industries Ltd.	300,000	683,177
Sembcorp Marine Ltd.	250,000	483,917
Shanghai Asia Holdings Ltd.	340,000	40,864
SIA Engineering Co. Ltd.	261,000	564,646
Singapore Post Ltd.	1,100,000	786,286
United Overseas Bank Ltd.	28,000	288,705
United Overseas Land Ltd.	2,800	5,420
TOTAL SINGAPORE		6,851,658

Taiwan – 17.6%
Acer, Inc.	113,520	219,881
Advantech Co. Ltd.	98,312	269,614
Ambassador Hotel	170,000	189,149
AU Optronics Corp.	850,000	1,393,312
Cathay Financial Holding Co. Ltd.	219,000	490,770
Chi Mei Optoelectronics Corp.	400,000	568,545
China Steel Corp.	1,000,000	976,305
Chinatrust Financial Holding Co. Ltd.	285	234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

Taiwan continued
Chinatrust Financial Holding Co. Ltd.:
warrants (UBS Warrant Programme) 10/27/06 (a)	600,000	$ 492,697
warrants (UBS Warrant Programme) 8/9/08 (a)	227,000	186,386
Chunghwa Telecom Co. Ltd.	220,000	422,679
Chunghwa Telecom Co. Ltd. sponsored ADR	20,000	412,000
Delta Electronics, Inc.	400,000	1,246,161
EVA Airways Corp.	2,117,592	866,125
Formosa International Hotel Corp.	300,000	729,643
High Tech Computer Corp.	23,000	735,285
Hotai Motor Co. Ltd.	250,000	565,724
Kinik Co.	92,000	374,851
MediaTek, Inc.	120,000	1,400,990
Motech Industries, Inc.	25,965	720,210
Novatek Microelectronics Corp.	126,449	753,003
Powerchip Semiconductor Corp.	875,931	603,977
Shin Kong Financial Holding Co. Ltd.	1,600,000	1,705,008
Sino-American Silicon Prds, Inc.	89,144	253,412
Springsoft, Inc.	302,179	481,122
Taiwan Cement Corp.	1,035,000	810,976
Taiwan Secom Co.	400,000	664,452
Taiwan Semiconductor Manufacturing Co. Ltd.	877,797	1,873,565
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,619	488,567
United Microelectronics Corp.	376,093	261,683
United Microelectronics Corp. sponsored ADR (d)	87,754	330,833
Wistron Corp. (a)	505,000	658,434
Yageo Corp. (a)	908,000	392,729
Yuanta Core Pacific Securities Co. Ltd.	1,492,294	1,141,227
TOTAL TAIWAN		22,679,549

Thailand – 3.9%
ACL Bank PCL:
NVDR (a)	982,200	136,090
(For. Reg.) (a)	1,017,800	141,022
Bangkok Bank Ltd. PCL (For. Reg.)	109,400	346,885
Bumrungrad Hospital PCL:
NVDR	71,800	70,308
(For. Reg.)	696,900	689,240
Central Pattana PCL (For. Reg.)	1,249,600	659,261
Glow Energy PCL (For. Reg.)	800,000	692,779
Home Product Center PCL (For. Reg.)	1,491,100	395,322
Krung Thai Bank Public Co. Ltd.	526,100	172,423
Land & House PCL NVDR	2,239,200	504,163

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Thailand – continued
Minor International PCL:
(For. Reg.)	1,927,189	$ 595,667
(For. Reg.) warrants 3/29/08 (a)	192,719	28,756
Robinson Department Store PCL (For. Reg.) (a)	691,600	202,707
True Corp. PCL (a)	1,400,000	367,439
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		5,002,062

United Kingdom – 0.6%
HSBC Holdings PLC (Hong Kong) (Reg.)	46,176	800,507
TOTAL COMMON STOCKS
(Cost $89,389,512)		117,156,867

Nonconvertible Preferred Stocks 2.9%

Korea (South) 2.9%
Hyundai Motor Co. Series 2	37,490	2,218,038
Samsung Electronics Co. Ltd.	2,900	1,571,224
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,179,511)		3,789,262

Money Market Funds 8.1%

Fidelity Cash Central Fund, 4.8% (b)	9,692,186	9,692,186
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	701,800	701,800
TOTAL MONEY MARKET FUNDS
(Cost $10,393,986)		10,393,986

TOTAL INVESTMENT PORTFOLIO 101.8%
(Cost $101,963,009)		131,340,115

NET OTHER ASSETS – (1.8)%		(2,290,694)
NET ASSETS 100%		$ 129,049,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 109,352
Fidelity Securities Lending Cash Central Fund	19,695
Total	$ 129,047

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $678,389) See accompanying schedule:
Unaffiliated issuers (cost $91,569,023)	$ 120,946,129
Affiliated Central Funds (cost $10,393,986)	10,393,986
Total Investments (cost $101,963,009)		$ 131,340,115
Foreign currency held at value (cost $320,904)		320,171
Receivable for investments sold		885,854
Receivable for fund shares sold		839,234
Dividends receivable		182,557
Interest receivable		24,797
Prepaid expenses		187
Receivable from investment adviser for expense
reductions		33,028
Other affiliated receivables		132
Other receivables		305,691
Total assets		133,931,766

Liabilities
Payable for investments purchased	$ 3,757,282
Payable for fund shares redeemed	159,721
Accrued management fee	73,271
Distribution fees payable	58,966
Other affiliated payables	35,302
Other payables and accrued expenses	96,003
Collateral on securities loaned, at value	701,800
Total liabilities		4,882,345

Net Assets		$ 129,049,421
Net Assets consist of:
Paid in capital		$ 93,572,410
Accumulated net investment loss		(148,740)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		6,247,791
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		29,377,960
Net Assets		$ 129,049,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($50,505,659 ÷ 2,300,938 shares)	$ 21.95

Maximum offering price per share (100/94.25 of $21.95)	$ 23.29
Class T:
Net Asset Value and redemption price per share
($24,518,629 ÷ 1,133,242 shares)	$ 21.64

Maximum offering price per share (100/96.50 of $21.64)	$ 22.42
Class B:
Net Asset Value and offering price per share
($19,388,976 ÷ 923,508 shares)A	$ 20.99

Class C:
Net Asset Value and offering price per share
($30,024,849 ÷ 1,432,448 shares)A	$ 20.96

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,611,308 ÷ 207,044 shares)	$ 22.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 726,534
Interest		279
Income from affiliated Central Funds		129,047
		855,860
Less foreign taxes withheld		(64,467)
Total income		791,393

Expenses
Management fee	$ 358,978
Transfer agent fees	163,310
Distribution fees	278,988
Accounting and security lending fees	27,580
Independent trustees’ compensation	183
Custodian fees and expenses	131,414
Registration fees	52,355
Audit	62,876
Legal	303
Miscellaneous	299
Total expenses before reductions	1,076,286
Expense reductions	(239,682)	836,604

Net investment income (loss)		(45,211)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,746,432
Foreign currency transactions	(29,805)
Total net realized gain (loss)		6,716,627
Change in net unrealized appreciation (depreciation) on:
Investment securities	21,862,361
Assets and liabilities in foreign currencies	1,199
Total change in net unrealized appreciation
(depreciation)		21,863,560
Net gain (loss)		28,580,187
Net increase (decrease) in net assets resulting from
operations		$ 28,534,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (45,211)	$ 458,780
Net realized gain (loss)	6,716,627	6,276,021
Change in net unrealized appreciation (depreciation) .	21,863,560	4,748,813
Net increase (decrease) in net assets resulting
from operations	28,534,976	11,483,614
Distributions to shareholders from net investment income .	(546,550)	—
Distributions to shareholders from net realized gain	(6,267,587)	(154,881)
Total distributions	(6,814,137)	(154,881)
Share transactions - net increase (decrease)	32,860,799	20,346,589
Redemption fees	25,090	10,434
Total increase (decrease) in net assets	54,606,728	31,685,756

Net Assets
Beginning of period	74,442,693	42,756,937
End of period (including accumulated net investment
loss of $148,740 and undistributed net investment
income of $458,779, respectively)	$ 129,049,421	$ 74,442,693

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15	$ 12.29
Income from Invest
ment Operations
Net investment income
(loss)E	.02	.18	.03	.07	(.02)	(.03)
Net realized and unre
alized gain (loss)	5.78	3.61	1.00H	3.11	.76	(3.11)
Total from investment
operations	5.80	3.79	1.03	3.18	.74	(3.14)
Distributions from net
investment income	(.16)	—	(.15)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.55)	(.05)	(.15)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 21.95	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15
Total ReturnB,C,D	34.77%	27.23%	8.01%H	32.15%	8.09%	(25.55)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.81%A	1.90%	2.24%	2.81%	2.56%	2.56%
Expenses net of fee
waivers, if any	1.50%A	1.61%	2.00%	2.02%	2.00%	2.00%
Expenses net of all
reductions	1.37%A	1.55%	1.99%	2.02%	1.98%	1.97%
Net investment income
(loss)	.22%A	1.08%	.21%	.70%	(.17)%	(.26)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$50,506	$30,782	$21,099	$24,161	$18,314	$18,151
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09	$ 12.25
Income from Invest
ment Operations
Net investment income
(loss)E	—G	.14	—G	.05	(.05)	(.06)
Net realized and unre
alized gain (loss)	5.70	3.56	.99H	3.06	.77	(3.10)
Total from investment
operations	5.70	3.70	.99	3.11	.72	(3.16)
Distributions from net
investment income	(.12)	—	(.12)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.51)	(.05)	(.12)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 21.64	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09
Total ReturnB,C,D	34.64%	26.89%	7.78%H	31.70%	7.92%	(25.80)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.18%A	2.27%	2.76%	3.43%	3.16%	3.41%
Expenses net of fee
waivers, if any	1.75%A	1.84%	2.25%	2.27%	2.25%	2.25%
Expenses net of all
reductions	1.62%A	1.79%	2.24%	2.26%	2.23%	2.22%
Net investment income
(loss)	(.03)%A	.85%	(.04)%	.45%	(.42)%	(.51)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$24,519	$14,074	$ 7,658	$ 4,982	$ 4,347	$ 2,842
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97	$ 12.15
Income from Invest
ment Operations
Net investment income
(loss)E	(.05)	.06	(.07)	(.01)	(.10)	(.11)
Net realized and unre
alized gain (loss)	5.53	3.47	.96H	3.02	.76	(3.07)
Total from investment
operations	5.48	3.53	.89	3.01	.66	(3.18)
Distributions from net
investment income	(.04)	—	(.08)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.43)	(.05)	(.08)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 20.99	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97
Total ReturnB,C,D	34.24%	26.31%	7.14%H	31.26%	7.36%	(26.17)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.68%A	2.75%	3.19%	3.87%	3.63%	3.66%
Expenses net of fee
waivers, if any	2.25%A	2.35%	2.75%	2.77%	2.75%	2.75%
Expenses net of all
reductions	2.12%A	2.29%	2.74%	2.77%	2.73%	2.72%
Net investment income
(loss)	(.53)%A	.34%	(.54)%	(.05)%	(.92)%	(1.01)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$19,389	$11,504	$ 7,065	$ 5,157	$ 2,787	$ 2,466
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98	$ 12.16
Income from Invest
ment Operations
Net investment income
(loss)E	(.05)	.06	(.07)	(.01)	(.10)	(.11)
Net realized and unre
alized gain (loss)	5.53	3.47	.96H	3.02	.76	(3.07)
Total from investment
operations	5.48	3.53	.89	3.01	.66	(3.18)
Distributions from net
investment income	(.07)	—	(.09)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.46)	(.05)	(.09)	—	—	—
Redemption fees added
to paid in capitalE	—G	—G	.01	—	—	—
Net asset value, end of
period	$ 20.96	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98
Total ReturnB,C,D	34.27%	26.31%	7.14%H	31.22%	7.35%	(26.15)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.57%A	2.67%	3.02%	3.70%	3.53%	3.52%
Expenses net of fee
waivers, if any	2.25%A	2.34%	2.75%	2.77%	2.75%	2.75%
Expenses net of all
reductions	2.12%A	2.28%	2.74%	2.76%	2.73%	2.72%
Net investment income
(loss)	(.54)%A	.35%	(.54)%	(.05)%	(.92)%	(1.01)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$30,025	$13,291	$ 6,484	$ 4,581	$ 2,220	$ 1,263
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21	$ 12.34
Income from Invest
ment Operations
Net investment income
(loss)D	.05	.24	.06	.10	.01	—
Net realized and unre
alized gain (loss)	5.85	3.65	1.01G	3.13	.75	(3.13)
Total from investment
operations	5.90	3.89	1.07	3.23	.76	(3.13)
Distributions from net
investment income	(.21)	—	(.15)	—	—	—
Distributions from net
realized gain	(1.39)	(.05)	—	—	—	—
Total distributions	(1.60)	(.05)	(.15)	—	—	—
Redemption fees added
to paid in capitalD	—F	—F	.01	—	—	—
Net asset value, end of
period	$ 22.27	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21
Total ReturnB,C	34.83%	27.61%	8.24%G	32.40%	8.25%	(25.36)%
Ratios to Average Net AssetsE
Expenses before
reductions	1.47%A	1.52%	2.11%	2.55%	2.18%	2.20%
Expenses net of fee
waivers, if any	1.25%A	1.29%	1.75%	1.77%	1.75%	1.75%
Expenses net of all
reductions	1.12%A	1.24%	1.74%	1.77%	1.73%	1.72%
Net investment income
(loss)	.46%A	1.40%	.46%	.94%	.08%	(.01)%
Supplemental Data
Net assets, end of peri-
od (000 omitted)	$ 4,611	$ 4,791	$ 452	$ 1,538	$ 674	$ 658
Portfolio turnover rate	73%A	66%	232%	172%	121%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from broker age service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GIn 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of
$.51. Excluding this benefit, the total return would have been 4.41% . The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regula tory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

24

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

On September 27, 2004, the fund received a final and favorable ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The favorable ruling entitled the fund to a refund of capital gains taxes paid in prior years and exempts the fund from taxes on future realized gains. The total benefit to the fund resulting from the ruling was US $1,547,115, and the per share and total return impacts are disclosed on the Financial Highlights. A receivable balance of $270,638 for the tax refund is reflected in “Other Receivables” on the Statement of Assets and Liabilities.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,684,325
Unrealized depreciation	(1,323,250)
Net unrealized appreciation (depreciation)	$ 29,361,075
Cost for federal income tax purposes	$ 101,979,040

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $60,943,768 and $34,337,504, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Semiannual Report

26

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 50,849	$ 4,160
Class T	.25%	.25%	47,529	364
Class B	.75%	.25%	76,280	57,351
Class C	.75%	.25%	104,330	51,738
			$ 278,988	$ 113,613

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 58,733
Class T	11,717
Class B*	15,282
Class C*	1,174
$ 86,906

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 58,928	.29*
Class T	38,532	.41*
Class B	30,716	.40*
Class C	30,770	.30*
Institutional Class	4,364	.20*
	$ 163,310

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $90 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

28

6. Security Lending continued

determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $19,695.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$ 63,705
Class T	1.75%	40,811
Class B	2.25%	32,725
Class C	2.25%	33,118
Institutional Class	1.25%	4,775
		$ 175,134

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $64,351 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $196. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Institutional Class	$ 1

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 295,895	$ —
Class T	104,293	—
Class B	29,832	—
Class C	61,147	—
Institutional Class	55,383	—
Total	$ 546,550	$ —
From net realized gain
Class A	$ 2,523,276	$ 75,153
Class T	1,169,089	27,877
Class B	987,315	25,998
Class C	1,214,208	24,310
Institutional Class	373,699	1,543
Total	$ 6,267,587	$ 154,881

Semiannual Report

30

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	824,669	518,720	$ 16,373,234	$ 9,010,497
Reinvestment of
distributions	116,289	3,450	2,081,564	49,821
Shares redeemed	(378,812)	(294,932)	(7,546,579)	(4,849,332)
Net increase (decrease)	562,146	227,238	$ 10,908,219	$ 4,210,986
Class T
Shares sold	316,172	415,914	$ 6,189,765	$ 7,007,372
Reinvestment of
distributions	70,928	1,927	1,252,594	27,491
Shares redeemed	(60,256)	(166,466)	(1,171,558)	(2,751,962)
Net increase (decrease)	326,844	251,375	$ 6,270,801	$ 4,282,901
Class B
Shares sold	278,979	286,104	$ 5,322,633	$ 4,680,793
Reinvestment of
distributions	53,748	1,678	922,851	23,339
Shares redeemed	(88,352)	(133,436)	(1,687,865)	(2,146,830)
Net increase (decrease)	244,375	154,346	$ 4,557,619	$ 2,557,302
Class C
Shares sold	690,400	436,813	$ 13,101,530	$ 7,256,680
Reinvestment of
distributions	61,905	1,423	1,061,055	19,794
Shares redeemed	(104,258)	(135,427)	(1,972,723)	(2,135,513)
Net increase (decrease)	648,047	302,809	$ 12,189,862	$ 5,140,961
Institutional Class
Shares sold	111,691	257,830	$ 2,312,816	$ 4,557,639
Reinvestment of
distributions	19,744	24	358,348	347
Shares redeemed	(191,017)	(23,195)	(3,736,866)	(403,547)
Net increase (decrease)	(59,582)	234,659	$ (1,065,702)	$ 4,154,439

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Emerging Asia Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

33 Semiannual Report

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35 Semiannual Report

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37 Semiannual Report

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39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

AEAI USAN-0606 1.784874.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Emerging Asia Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Emerging Asia Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 22, 2006